STATUTORY RESERVES AND RESTRICTED NET ASSETS - Condensed statements of comprehensive loss of the parent company (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Statutory reserves and restricted net assets
Sales and marketing expenses	¥ (4,309,116)	$ (676,194)	¥ (3,715,278)	¥ (3,105,899)
General and administrative expenses	(8,924,470)	(1,400,444)	(7,588,809)	(8,376,531)
Research and development expenses	(3,193,988)	(501,206)	(2,477,911)	(1,571,154)
Interest income, net	354,567	55,639	163,600	230,339
Share of income (loss) of subsidiaries and VIEs	39,520	6,201	(10,924)	11,382
Fair value changes through earnings on investments, net	564,804	88,631	369,124	(109,193)
Foreign currency exchange loss	20,988	3,293	3,506	(54,052)
Other income, net	1,702,414	267,146	1,055,654	431,300
Income (loss) before income tax expense	1,140,726	179,006	4,387,119	(1,275,764)
Income tax expenses	1,665,492	261,352	1,608,796	904,363
Net loss	524,129	82,246	(2,777,592)	2,183,546
Accretion on convertible redeemable preferred shares to redemption value			(1,755,228)	(1,866,528)
Income allocation to participating preferred shares	0		301,898	0
Net income (loss) attributable to KE Holdings Inc.'s ordinary shareholders	(524,129)	(82,246)	720,466	(4,050,074)
Net income (loss)	524,129	82,246	(2,777,592)	2,183,546
Other comprehensive income (loss)
Unrealized gains on available-for-sale investments, net of reclassification	35,578	5,583
Accretion on convertible redeemable preferred shares to redemption value			(1,755,228)	(1,866,528)
Income allocation to participating preferred shares	0		301,898	0
Comprehensive loss attributable to KE Holdings Inc.'s ordinary shareholders	(1,329,765)	$ (208,668)	(1,176,929)	(3,986,632)
Parent
Statutory reserves and restricted net assets
Sales and marketing expenses	(10,227)		(96,023)	(500,040)
General and administrative expenses	(82,109)		(28,640)	(18,981)
Research and development expenses	(57)		(79,023)	(65,927)
Interest income, net	3,035		40,611	36,063
Share of income (loss) of subsidiaries and VIEs	(748,580)		2,062,889	(1,588,194)
Fair value changes through earnings on investments, net	183,991		144,361
Foreign currency exchange loss	(3,968)		(33,395)	(46,467)
Other income, net	133,786		766,812
Income (loss) before income tax expense	(524,129)		2,777,592	(2,183,546)
Net loss	524,129		(2,777,592)	2,183,546
Accretion on convertible redeemable preferred shares to redemption value			(1,755,228)	(1,866,528)
Income allocation to participating preferred shares			(301,898)
Net income (loss) attributable to KE Holdings Inc.'s ordinary shareholders	(524,129)		720,466	(4,050,074)
Net income (loss)	524,129		(2,777,592)	2,183,546
Other comprehensive income (loss)
Currency translation adjustments	(841,214)		(1,897,395)	63,442
Unrealized gains on available-for-sale investments, net of reclassification	35,578
Total comprehensive income (loss)	(1,329,765)		880,197	(2,120,104)
Accretion on convertible redeemable preferred shares to redemption value			(1,755,228)	(1,866,528)
Income allocation to participating preferred shares			(301,898)
Comprehensive loss attributable to KE Holdings Inc.'s ordinary shareholders	¥ (1,329,765)		¥ (1,176,929)	¥ (3,986,632)